Schedule of Investments (unaudited) October 31, 2023	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 6.2%
ABRDN Property Income Trust Ltd.	700,529	$396,779
Activia Properties, Inc.	1,182	3,197,885
AEW UK REIT PLC	240,842	274,289
Alexander & Baldwin, Inc.	120,311	1,900,914
American Assets Trust, Inc.	83,153	1,475,966
Argosy Property Ltd.	1,353,664	835,963
Armada Hoffler Properties, Inc.	113,779	1,133,239
British Land Co. PLC	1,518,070	5,503,421
Broadstone Net Lease, Inc.	301,512	4,266,395
Charter Hall Long Wale REIT	1,064,880	2,045,778
Cromwell European Real Estate Investment Trust(a)	544,000	661,948
Custodian Property Income Reit PLC	721,057	720,997
Daiwa House REIT Investment Corp.	3,478	6,155,182
Empire State Realty Trust, Inc., Class A	210,277	1,701,141
Essential Properties Realty Trust, Inc.	253,632	5,567,222
Global Net Lease, Inc.	312,692	2,482,774
Goodman Property Trust	1,775,676	2,079,362
GPT Group	3,121,140	7,203,056
Growthpoint Properties Australia Ltd.	456,887	573,619
H&R Real Estate Investment Trust	423,348	2,604,044
Hankyu Hanshin REIT, Inc.	1,152	1,082,333
Heiwa Real Estate REIT, Inc.	1,619	1,513,468
Hulic REIT, Inc.	2,045	2,086,089
ICADE	55,199	1,803,642
Land Securities Group PLC	1,199,006	8,311,152
Lar Espana Real Estate Socimi SA	101,629	589,285
Lendlease Global Commercial REIT(a)	3,170,156	1,180,748
LXI REIT PLC	2,479,658	2,584,418
Merlin Properties Socimi SA	541,667	4,516,302
Mirvac Group	6,498,413	7,539,805
Nippon REIT Investment Corp.	730	1,686,535
Nomura Real Estate Master Fund, Inc.	7,295	8,049,727
NTT UD REIT Investment Corp.	2,237	1,844,103
OUE Commercial Real Estate Investment Trust(a)	3,543,700	608,238
Picton Property Income Ltd.	858,219	678,029
Schroder Real Estate Investment Trust Ltd.	745,536	367,513
Sekisui House REIT, Inc.	6,674	3,515,032
Star Asia Investment Corp.	2,763	1,041,034
Stockland	3,922,373	8,852,564
Stride Property Group	871,685	690,667
Sunlight Real Estate Investment Trust	1,651,000	456,639
Suntec Real Estate Investment Trust	3,416,000	2,745,128
Takara Leben Real Estate Investment Corp.	1,108	725,588
Tokyu REIT, Inc.	1,516	1,809,027
United Urban Investment Corp.	4,754	4,792,834
WP Carey, Inc.	345,423	18,531,944

		138,381,818

Health Care Providers & Services — 0.1%
Chartwell Retirement Residences	389,041	2,850,302

Health Care REITs — 7.8%
Aedifica SA	76,434	4,169,898
Assura PLC	4,662,530	2,320,098
CareTrust REIT, Inc.	164,366	3,537,156
Cofinimmo SA	53,706	3,339,732
Community Healthcare Trust, Inc.	41,952	1,202,764
Health Care & Medical Investment Corp.	545	510,328
Healthcare Realty Trust, Inc.	615,915	8,838,380
HealthCo REIT(a)	804,605	701,802
Healthpeak Properties, Inc.	892,762	13,882,449

Security	Shares	Value

Health Care REITs (continued)
Impact Healthcare REIT PLC	519,208	$523,619
Life Science Reit PLC	551,013	411,213
LTC Properties, Inc.	66,243	2,093,941
Medical Properties Trust, Inc.	955,838	4,568,906
National Health Investors, Inc.	68,091	3,407,274
NorthWest Healthcare Properties Real Estate Investment Trust	334,471	967,174
Omega Healthcare Investors, Inc.	382,530	12,661,743
Parkway Life Real Estate Investment Trust(a)	623,600	1,529,854
Physicians Realty Trust	380,959	4,137,215
Primary Health Properties PLC	2,193,383	2,392,686
Sabra Health Care REIT, Inc.	376,041	5,129,199
Target Healthcare REIT PLC	975,902	855,221
Universal Health Realty Income Trust	21,464	825,076
Ventas, Inc.	651,008	27,641,800
Vital Healthcare Property Trust	788,558	918,828
Welltower, Inc.	809,879	67,713,983

		174,280,339

Hotel & Resort REITs — 2.9%
Apple Hospitality REIT, Inc.	349,646	5,482,449
CapitaLand Ascott Trust	3,727,533	2,450,872
CDL Hospitality Trusts(a)	1,370,654	969,118
DiamondRock Hospitality Co.	344,119	2,660,040
Far East Hospitality Trust	1,698,500	733,400
Hoshino Resorts REIT, Inc.	410	1,613,111
Host Hotels & Resorts, Inc.	1,151,988	17,832,774
Hotel Property Investments Ltd.	308,612	501,166
Invincible Investment Corp.	10,883	4,185,606
Japan Hotel REIT Investment Corp.	7,171	3,260,176
Park Hotels & Resorts, Inc.	349,530	4,030,081
Pebblebrook Hotel Trust(a)	197,865	2,360,530
RLJ Lodging Trust	246,203	2,314,308
Ryman Hospitality Properties, Inc.	93,172	7,975,523
Service Properties Trust	264,517	1,917,748
Summit Hotel Properties, Inc.	180,938	1,020,490
Sunstone Hotel Investors, Inc.	330,157	3,070,460
Xenia Hotels & Resorts, Inc.	174,182	2,025,737

		64,403,589

Industrial REITs — 14.6%
Advance Logistics Investment Corp.	1,034	842,294
AIMS APAC REIT(a)	1,086,832	952,444
Americold Realty Trust, Inc.	441,340	11,571,935
ARGAN SA	16,955	1,160,026
CapitaLand Ascendas REIT	5,838,059	11,092,568
Centuria Industrial REIT	864,536	1,564,669
CRE Logistics REIT, Inc.	1,025	1,077,027
Dexus Industria REIT	321,354	485,727
Dream Industrial Real Estate Investment Trust	411,251	3,472,687
EastGroup Properties, Inc.	71,700	11,705,025
ESR-LOGOS REIT	9,843,735	1,977,159
First Industrial Realty Trust, Inc.	213,820	9,044,586
Frasers Logistics & Commercial Trust	4,662,300	3,541,516
GLP J-REIT	7,588	6,796,246
Granite Real Estate Investment Trust	96,430	4,391,242
Industrial & Infrastructure Fund Investment Corp.	3,205	2,880,651
Innovative Industrial Properties, Inc.	44,552	3,200,170
Intervest Offices & Warehouses NV	46,975	996,571
Japan Logistics Fund, Inc.	1,462	2,708,044
LaSalle Logiport REIT	3,077	3,017,681
LondonMetric Property PLC	1,699,412	3,424,565
LXP Industrial Trust	464,997	3,678,126

1

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial REITs (continued)
Mapletree Industrial Trust	3,245,610	$5,101,779
Mapletree Logistics Trust	5,413,309	5,813,075
Mitsubishi Estate Logistics REIT Investment Corp.	791	1,990,723
Mitsui Fudosan Logistics Park, Inc.	869	2,627,187
Montea NV	23,443	1,656,897
Nippon Prologis REIT, Inc.	4,001	7,119,281
Prologis, Inc.	1,504,247	151,552,885
Rexford Industrial Realty, Inc.	335,701	14,515,711
Segro PLC	1,996,034	17,349,805
SOSiLA Logistics REIT, Inc.	1,225	970,523
STAG Industrial, Inc.	294,332	9,777,709
Terreno Realty Corp.	131,942	7,029,870
Tritax Big Box REIT PLC	3,080,965	5,129,553
Urban Logistics REIT PLC	731,050	925,874
Warehouse Reit PLC	717,613	632,361
Warehouses De Pauw CVA	259,817	6,428,524

		328,202,716

Office REITs — 7.0%
Abacus Group	930,621	566,726
Alexandria Real Estate Equities, Inc.	279,475	26,027,507
Allied Properties Real Estate Investment Trust	212,513	2,428,939
Boston Properties, Inc.	255,987	13,713,224
Brandywine Realty Trust	274,909	1,028,160
Centuria Office REIT	795,441	553,798
Champion REIT(a)	3,094,000	977,357
CLS Holdings PLC	253,493	267,783
Corporate Office Properties Trust	185,794	4,236,103
Cousins Properties, Inc.	245,237	4,382,385
Covivio SA	86,196	3,693,876
Cromwell Property Group	2,216,356	451,989
Daiwa Office Investment Corp.	441	1,929,138
Derwent London PLC	183,469	4,077,412
Dexus	1,751,215	7,232,844
Douglas Emmett, Inc.	252,692	2,832,677
Easterly Government Properties, Inc.	152,503	1,640,932
Gecina SA	85,181	8,363,994
Global One Real Estate Investment Corp.	1,689	1,281,236
Great Portland Estates PLC	358,021	1,697,110
Highwoods Properties, Inc.	168,151	3,008,221
Hudson Pacific Properties, Inc.	219,387	978,466
Ichigo Office REIT Investment Corp.	1,897	1,064,288
Inmobiliaria Colonial Socimi SA	543,735	3,050,502
Japan Excellent, Inc.	2,040	1,790,546
Japan Prime Realty Investment Corp.	1,491	3,492,362
Japan Real Estate Investment Corp.	2,166	8,045,220
JBG SMITH Properties	169,632	2,183,164
Kenedix Office Investment Corp.	2,418	2,521,945
Keppel Pacific Oak U.S. REIT	1,218,200	224,149
Keppel REIT	3,518,500	2,043,058
Kilroy Realty Corp.	190,837	5,454,122
Mirai Corp.	2,872	867,237
Mori Hills REIT Investment Corp.	2,580	2,414,742
Mori Trust Sogo REIT, Inc.	4,204	2,049,507
Nippon Building Fund, Inc.	2,504	10,060,906
NSI NV	28,900	521,679
One REIT, Inc.	415	719,002
Orix JREIT, Inc.	4,314	4,957,916
Paramount Group, Inc.	296,223	1,267,834
Piedmont Office Realty Trust, Inc., Class A	195,699	1,019,592
Precinct Properties New Zealand Ltd.	2,103,696	1,360,430
Prosperity REIT	1,875,000	323,953
Regional REIT Ltd.(b)	686,480	234,878

Security	Shares	Value

Office REITs (continued)
Sankei Real Estate, Inc.	723	$437,995
SL Green Realty Corp.(a)	99,266	2,907,501
Vornado Realty Trust	288,300	5,535,360
Workspace Group PLC	247,249	1,453,186

		157,370,951

Real Estate Management & Development — 14.0%
Abrdn European Logistics Income PLC(b)	633,525	393,183
Aeon Mall Co. Ltd.	194,700	2,213,997
Allreal Holding AG, Registered Shares	23,696	3,802,393
Amot Investments Ltd.	354,031	1,482,630
Aroundtown SA(a)(c)	1,105,848	2,499,022
Atrium Ljungberg AB, B Shares	69,680	1,071,524
Azrieli Group Ltd.	58,677	2,526,467
Balanced Commercial Property Trust Ltd.	867,551	667,011
CA Immobilien Anlagen AG	67,855	2,294,395
Capitaland Investment Ltd.	4,138,500	8,886,112
Castellum AB	696,004	6,670,334
Catena AB	52,999	1,755,662
Cibus Nordic Real Estate AB	97,726	917,151
City Developments Ltd.(a)	768,600	3,547,710
Citycon OYJ	116,240	614,847
CK Asset Holdings Ltd.	3,178,500	15,887,174
Corem Property Group AB, B Shares	1,135,917	733,302
Deutsche EuroShop AG	22,701	411,702
Deutsche Wohnen SE	80,930	1,741,481
DIC Asset AG	93,170	385,540
Dios Fastigheter AB	145,445	787,357
Entra ASA(b)	125,625	980,062
Fabege AB	409,752	3,057,183
Fastighets AB Balder, B Shares(a)(c)	1,028,431	4,369,599
Grainger PLC	1,168,339	3,229,209
Grand City Properties SA(c)	162,265	1,450,988
Heiwa Real Estate Co. Ltd.	50,700	1,297,860
Helical PLC	181,107	422,643
Hiag Immobilien Holding AG	7,314	629,150
Hongkong Land Holdings Ltd.	1,797,900	5,702,437
Hufvudstaden AB, A Shares	174,588	1,861,359
Hulic Co. Ltd.	676,700	6,204,071
Hysan Development Co. Ltd.	1,008,000	1,855,482
Intershop Holding AG	1,779	1,180,421
Kennedy-Wilson Holdings, Inc.	197,236	2,538,427
Kojamo OYJ	298,482	2,549,881
LEG Immobilien SE(c)	120,991	7,563,346
Lifestyle Communities Ltd.(a)	150,926	1,501,448
Melisron Ltd.	41,409	2,244,507
Mitsubishi Estate Co. Ltd.	1,798,900	23,026,494
Mitsui Fudosan Co. Ltd.	1,456,000	31,558,593
Mobimo Holding AG, Registered Shares	11,823	3,265,661
New World Development Co. Ltd.	2,284,507	4,192,798
Nomura Real Estate Holdings, Inc.	172,700	4,033,594
NP3 Fastigheter AB	45,673	610,342
Nyfosa AB	294,283	1,424,110
Pandox AB	142,541	1,403,033
Peach Property Group AG(a)(c)	18,806	246,846
Phoenix Spree Deutschland Ltd.(c)	139,779	265,035
Platzer Fastigheter Holding AB, Class B	87,579	458,983
PSP Swiss Property AG, Registered Shares	73,354	9,025,418
Sagax AB, Class B	293,242	5,308,534
Samhallsbyggnadsbolaget i Norden AB(a)	1,841,962	535,782
Shurgard Self Storage Ltd.(a)	40,438	1,513,380
Sino Land Co. Ltd.(a)	5,479,405	5,470,241
Sirius Real Estate Ltd.	1,891,886	1,838,250

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
StorageVault Canada, Inc.	400,562	$1,242,053
Sumitomo Realty & Development Co. Ltd.	639,900	16,057,608
Sun Hung Kai Properties Ltd.	2,318,000	23,802,846
Swire Properties Ltd.	1,718,400	3,327,176
Swiss Prime Site AG, Registered Shares	122,925	11,425,621
TAG Immobilien AG(c)	244,036	2,668,288
Tokyo Tatemono Co. Ltd.	320,900	4,261,012
Tricon Residential, Inc.	397,348	2,633,227
Tritax EuroBox PLC(b)	1,362,496	745,220
UK Commercial Property REIT Ltd.(a)	1,244,899	798,557
UOL Group Ltd.	815,300	3,511,361
VGP NV	17,006	1,384,404
Vonovia SE	1,135,816	26,148,848
Wallenstam AB, B Shares	562,456	1,902,371
Wharf Real Estate Investment Co. Ltd.	2,511,000	8,783,575
Wihlborgs Fastigheter AB	434,577	2,816,947

		313,613,275

Residential REITs — 13.3%
Advance Residence Investment Corp.	2,090	4,544,084
American Homes 4 Rent, Class A	542,479	17,760,763
Apartment Income REIT Corp.	242,327	7,078,372
Apartment Investment and Management Co., Class A(c)	248,683	1,457,282
AvalonBay Communities, Inc.	230,949	38,277,487
Boardwalk Real Estate Investment Trust	59,800	2,792,607
Camden Property Trust	169,208	14,362,375
Canadian Apartment Properties REIT	271,885	8,003,134
Centerspace	25,525	1,240,005
Comforia Residential REIT, Inc.	1,118	2,372,686
Daiwa Securities Living Investments Corp.	3,307	2,445,226
Elme Communities	142,038	1,812,405
Empiric Student Property PLC	965,425	991,544
Equity LifeStyle Properties, Inc.	289,413	19,043,375
Equity Residential	607,829	33,631,179
Essex Property Trust, Inc.	104,012	22,250,247
Home Invest Belgium SA	18,986	274,819
Home Reit PLC(d)	1,048,527	362,117
Independence Realty Trust, Inc.	360,307	4,464,204
Ingenia Communities Group	602,173	1,498,798
InterRent Real Estate Investment Trust	212,871	1,805,201
Invitation Homes, Inc.	995,905	29,568,419
Irish Residential Properties REIT PLC	762,068	734,016
Kenedix Residential Next Investment Corp.(c)	1,674	2,332,324
Killam Apartment Real Estate Investment Trust	189,649	2,142,996
Mid-America Apartment Communities, Inc.	189,175	22,351,026
NexPoint Residential Trust, Inc.	36,358	981,302
Nippon Accommodations Fund, Inc.	745	3,001,454
PRS REIT PLC	783,193	687,430
Residential Secure Income PLC(b)	241,637	157,422
Samty Residential Investment Corp.	767	572,675
Starts Proceed Investment Corp.	404	554,978
Sun Communities, Inc.	200,216	22,272,028
Triple Point Social Housing REIT PLC(b)	508,095	335,401
UDR, Inc.	534,537	17,003,622
UNITE Group PLC	566,972	5,999,990
Veris Residential, Inc.	130,002	1,740,727
Xior Student Housing NV	50,526	1,453,785

		298,357,505

Retail REITs — 16.5%
Acadia Realty Trust	150,974	2,161,948
AEON REIT Investment Corp.	2,907	2,767,441

Security	Shares	Value

Retail REITs (continued)
Agree Realty Corp.	149,268	$8,350,052
Ascencio	8,010	362,587
Brixmor Property Group, Inc.	485,050	10,084,189
BWP Trust	784,977	1,623,346
CapitaLand Integrated Commercial Trust	8,232,639	10,580,747
Carmila SA	92,400	1,294,745
Charter Hall Retail REIT	784,842	1,525,054
Choice Properties Real Estate Investment Trust	416,484	3,615,985
Crombie Real Estate Investment Trust	174,182	1,529,862
Eurocommercial Properties NV	86,263	1,851,925
Federal Realty Investment Trust	132,181	12,053,585
First Capital Real Estate Investment Trust	344,745	3,241,734
Fortune Real Estate Investment Trust	2,334,000	1,305,849
Frasers Centrepoint Trust	1,735,405	2,625,242
Frontier Real Estate Investment Corp.	787	2,354,414
Fukuoka REIT Corp.	1,230	1,324,294
Getty Realty Corp.	72,430	1,928,087
Hamborner REIT AG	127,145	841,211
Hammerson PLC	6,216,496	1,665,306
HomeCo Daily Needs REIT	2,797,826	1,907,936
Immobiliare Grande Distribuzione SIIQ SpA	131,396	269,718
InvenTrust Properties Corp.	112,165	2,815,342
Japan Metropolitan Fund Invest	11,192	7,222,721
Kenedix Retail REIT Corp.(c)	959	1,675,161
Kimco Realty Corp.	986,470	17,697,272
Kite Realty Group Trust	351,295	7,489,609
Kiwi Property Group Ltd.	2,593,599	1,171,049
Klepierre SA	335,600	8,149,636
Link REIT	4,162,721	19,103,307
Macerich Co.	354,720	3,447,878
Mapletree Pan Asia Commercial Trust(a)	3,721,447	3,616,894
Mercialys SA	147,614	1,257,420
NETSTREIT Corp.	112,390	1,601,558
NewRiver REIT PLC	508,276	481,871
NNN REIT, Inc.	297,039	10,791,427
PARAGON REIT	1,739,015	1,009,763
Phillips Edison & Co., Inc.	190,987	6,743,751
Primaris Real Estate Investment Trust	159,162	1,426,633
Realty Income Corp.	1,098,000	52,023,240
Regency Centers Corp.	294,472	17,744,883
Region RE Ltd.	1,903,343	2,379,923
Retail Estates NV	19,347	1,177,971
Retail Opportunity Investments Corp.	199,204	2,338,655
RioCan Real Estate Investment Trust	488,367	5,934,007
RPT Realty	140,767	1,518,876
Scentre Group	8,414,744	13,036,046
Shaftesbury Capital PLC	2,256,158	2,860,118
Simon Property Group, Inc.	528,829	58,113,019
SITE Centers Corp.	312,198	3,640,229
SmartCentres Real Estate Investment Trust	210,754	3,265,984
Spirit Realty Capital, Inc.	229,099	8,245,273
Starhill Global REIT	2,339,900	761,234
Supermarket Income Reit PLC	2,013,889	1,777,088
Tanger Factory Outlet Centers, Inc.	166,123	3,746,074
Unibail-Rodamco-Westfield(c)	167,350	8,292,057
Urban Edge Properties	185,954	2,949,230
Vastned Retail NV	27,618	552,892
Vicinity Ltd.	6,150,046	6,661,305
Waypoint REIT Ltd.	1,071,395	1,446,959
Wereldhave NV	66,600	1,004,292

		370,435,904

3

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs — 16.6%
Abacus Storage King(c)	925,117	$583,914
Arena REIT	539,597	1,091,611
Big Yellow Group PLC	276,919	3,220,591
Charter Hall Social Infrastructure REIT	579,395	877,967
CubeSmart	362,139	12,345,319
Digital Core REIT Management Pte Ltd.	1,139,100	575,792
Digital Realty Trust, Inc.	486,628	60,517,058
EPR Properties	120,397	5,140,952
Equinix, Inc.	152,193	111,046,101
Extra Space Storage, Inc.	340,796	35,303,058
Four Corners Property Trust, Inc.	140,541	2,993,523
Gaming and Leisure Properties, Inc.	409,929	18,606,677
Keppel DC REIT	2,048,791	2,528,412
National Storage Affiliates Trust	128,235	3,657,262
National Storage REIT	2,024,029	2,580,604
Public Storage	255,382	60,962,237
Safehold, Inc.(a)	75,457	1,227,685
Safestore Holdings PLC	346,949	2,887,134
VICI Properties, Inc.	1,635,951	45,643,033

		371,788,930

Total Long-Term Investments — 99.0% (Cost: $2,531,261,804)		2,219,685,329

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	10,732,311	10,736,604
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	9,609,509	9,609,509

Total Short-Term Securities — 0.9% (Cost: $20,344,897)		20,346,113

Total Investments — 99.9% (Cost: $2,551,606,701)		2,240,031,442

Other Assets Less Liabilities — 0.1%		1,551,394

Net Assets — 100.0%		$2,241,582,836

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$17,080,829	$—	$(6,343,030	)(a)	$4,452	$(5,647)	$10,736,604	10,732,311	$250,086	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,345,597	—	(1,736,088	)(a)	—	—	9,609,509	9,609,509	638,771		—

					$4,452	$(5,647)	$20,346,113		$888,857		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Developed Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Nikkei 225 Index	15	12/07/23	$1,548	$(13,942)
Dow Jones U.S. Real Estate Index	535	12/15/23	15,601	(417,682)
SPI 200 Index	25	12/21/23	2,700	(68,263)

				$(499,887)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$49,062,617	$89,319,201	$—	$138,381,818
Health Care Providers & Services	2,850,302	—	—	2,850,302
Health Care REITs	164,206,908	10,073,431	—	174,280,339
Hotel & Resort REITs	51,191,306	13,212,283	—	64,403,589
Industrial REITs	234,471,911	93,730,805	—	328,202,716
Office REITs	83,249,159	74,121,792	—	157,370,951
Real Estate Management & Development	13,173,407	300,439,868	—	313,613,275
Residential REITs	271,462,541	26,532,847	362,117	298,357,505
Retail REITs	261,426,069	109,009,835	—	370,435,904
Specialized REITs	358,026,819	13,762,111	—	371,788,930
Short-Term Securities
Money Market Funds	20,346,113	—	—	20,346,113

	$1,509,467,152	$730,202,173	$362,117	$2,240,031,442

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(417,682)	$(82,205)	$—	$(499,887)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Developed Real Estate Index Fund

Portfolio Abbreviation

CVA	Certificaten Van Aandelen (Dutch Certificate)

REIT	Real Estate Investment Trust

S C H E D U L E O F I N V E S T M E N T S	6